Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000240058 | U.S. Treasury Notes1.37510/31/2028
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000240058 | U.S. Treasury Notes1.1258/31/2028
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000240058 | U.S. Treasury Bond5.3752/15/2031
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000240058 | U.S. Treasury Notes4.12511/30/2031
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000240058 | U.S. Treasury Notes0.510/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240058 | U.S. Treasury Notes4.37512/31/2029
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240058 | U.S. Treasury Notes3.756/30/2030
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240058 | U.S. Treasury Notes4.07/31/2030
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240058 | U.S. Treasury Notes3.755/31/2030
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240058 | U.S. Treasury Notes0.6255/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240058 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240058 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000240073 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000240073 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240073 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240073 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240073 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240073 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240073 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240073 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240073 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240073 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240073 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240073 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240073 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000240073 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000240073 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000240073 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240073 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000240073 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240073 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240073 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240073 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240073 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240067 | U.S. Treasury Notes1.8752/15/2032
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000240067 | U.S. Treasury Notes4.2511/15/2034
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000240067 | U.S. Treasury Notes4.511/15/2033
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000240067 | U.S. Treasury Notes3.8758/15/2034
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000240067 | U.S. Treasury Notes3.8758/15/2033
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240067 | U.S. Treasury Notes3.52/15/2033
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240067 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240067 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000240070 | U.S. Treasury Floating Rate Notes4.5207181/31/2026
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000240070 | U.S. Treasury Floating Rate Notes4.44571810/31/2025
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000240070 | U.S. Treasury Floating Rate Notes4.4577187/31/2026
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000240070 | U.S. Treasury Floating Rate Notes4.4447184/30/2025
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000240070 | U.S. Treasury Floating Rate Notes4.4257184/30/2026
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240070 | U.S. Treasury Floating Rate Notes4.48071810/31/2026
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240070 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240070 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000245468 | U.S. Treasury Bills4.361/30/2025
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000245468 | U.S. Treasury Bills4.362/13/2025
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000245468 | U.S. Treasury Bills4.354/22/2025
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000245468 | Federal Home Loan Bank Discount Notes4.48 1/2/2025
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000245468 | U.S. Treasury Floating Rate Note4.4757181/31/2025
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000245468 | U.S. Treasury Bills4.353/20/2025
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000245468 | Federal Home Loan Bank4.5310/20/2025
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000245468 | Federal Home Loan Bank4.3953/4/2025
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245468 | Federal Home Loan Bank4.3953/20/2025
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245468 | Federal Home Loan Bank4.383/3/2025
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245468 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)
C000245468 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000245468 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000240068 | U.S. Treasury Bonds3.05/15/2047
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000240068 | U.S. Treasury Bonds1.87511/15/2051
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000240068 | U.S. Treasury Bonds3.05/15/2045
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000240068 | U.S. Treasury Bonds4.258/15/2054
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240068 | U.S. Treasury Bonds1.62511/15/2050
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240068 | U.S. Treasury Bonds4.1258/15/2053
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240068 | U.S. Treasury Bonds4.62511/15/2044
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240068 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240068 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000240076 | WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000240076 | WisdomTree U.S. Short Term Corporate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000240076 | WisdomTree Mortgage Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000240076 | WisdomTree Interest Rate Hedged High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000240076 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000240076 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240076 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000228751 | U.S. Treasury Notes0.37511/30/2025
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000228751 | U.S. Treasury Notes3.758/15/2027
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000228751 | U.S. Treasury Notes1.2511/30/2026
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000228751 | U.S. Treasury Notes4.012/15/2027
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000228751 | U.S. Treasury Notes4.6253/15/2026
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228751 | U.S. Treasury Notes3.754/15/2026
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000228751 | U.S. Treasury Notes4.37512/15/2026
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228751 | U.S. Treasury Notes4.1256/15/2026
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228751 | U.S. Treasury Notes4.2512/31/2026
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228751 | U.S. Treasury Notes4.253/15/2027
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228751 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228751 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000241818 | WisdomTree U.S. Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000241818 | WisdomTree U.S. Total Dividend Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000241818 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000241818 | Vanguard International High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000241818 | WisdomTree International Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241818 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241818 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000241818 | WisdomTree Japan Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241818 | WisdomTree Emerging Markets SmallCap Dividend Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241818 | WisdomTree Emerging Markets High Dividend Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241818 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241818 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000241816 | WisdomTree U.S. Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000241816 | WisdomTree U.S. Total Dividend Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000241816 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241816 | Vanguard International High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241816 | WisdomTree International Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000241816 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000241816 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241816 | WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000241816 | WisdomTree Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241816 | WisdomTree U.S. High Yield Corporate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241816 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241816 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000241819 | WisdomTree Mortgage Plus Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241819 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000241819 | WisdomTree U.S. Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000241819 | WisdomTree U.S. Total Dividend Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000241819 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000241819 | Vanguard International High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241819 | WisdomTree International Quality Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241819 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241819 | WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000241819 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241819 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241819 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000240075 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000240075 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000240075 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240075 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000240075 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000240075 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240075 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240075 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240075 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240075 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240075 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240075 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000240075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000240075 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000240075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240071 | U.S. Treasury Inflation-Indexed Notes0.1251/15/2030
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000240071 | U.S. Treasury Inflation-Indexed Notes0.8751/15/2029
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000240071 | U.S. Treasury Inflation-Indexed Bonds2.1252/15/2041
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000240071 | U.S. Treasury Inflation-Indexed Bonds3.6254/15/2028
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240071 | U.S. Treasury Inflation-Indexed Bonds2.01/15/2026
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000240071 | U.S. Treasury Inflation-Indexed Notes1.1251/15/2033
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000240071 | U.S. Treasury Inflation-Indexed Bonds0.1252/15/2052
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240071 | U.S. Treasury Inflation-Indexed Notes0.12510/15/2026
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240071 | U.S. Treasury Inflation-Indexed Notes0.6257/15/2032
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240071 | U.S. Treasury Inflation-Indexed Bonds1.3752/15/2044
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240071 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240071 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.80%